Condensed Interim Cash Flow Statements (Unaudited) - Appendix - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Adjustments required to reflect net cash used in operating activities:
Depreciation	$ 852	$ 525
Interest income	(500)	(368)
Interest paid	61	8
Exchange gains on cash and cash equivalents	(104)	89
Exchange losses on lease liability	170
Net changes in severance pay obligations	5	(7)
Share based payments	1,264	2,669
Adjustments for reconcile profit loss excluding changes in working capital	1,748	2,916
Changes in working capital:
Increase in other current assets	(45)	(273)
Decrease in trade receivables		2,000
Decrease in long-term prepaid expenses		64
Increase (decrease) in accounts payable and accrued expenses:
Trade	905	(1,109)
Other	1,023	(771)
Decrease in deferred revenue	(239)	(343)
Changes in working capital, total	1,644	(432)
Adjustments required to reflect net cash used in operating activities, total	3,392	2,484
APPENDIX B:
Non cash activity- Purchase of property and equipment in payables		$ 1,093